Annual Total Returns - BlackRock Total Factor Fund (Class K) [BarChart] - Class K - BlackRock Total Factor Fund - Class K Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2013	(1.88%)
Annual Return 2014	9.21%
Annual Return 2015	(4.37%)
Annual Return 2016	8.85%
Annual Return 2017	10.24%
Annual Return 2018	(2.36%)
Annual Return 2019	7.96%